Basis of presentation	12 Months Ended
Dec. 31, 2025
Quarterly Financial Information Disclosure [Abstract]
Basis of presentation	Basis of presentation
General
Our Consolidated Financial Statements are presented in accordance with Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”).
We consolidate all companies in which we have effective control and all variable interest entities (“VIEs”) for which we are deemed the Primary Beneficiary (“PB”) under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries are eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.
Our Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
2. Basis of presentation (Continued)
Use of estimates
The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangible assets, investment in finance leases, net, investments, trade receivables and notes receivable, deferred tax assets, unrecognized tax benefits and maintenance liabilities. Actual results may differ from our estimates under different conditions, sometimes materially.
Risk and Uncertainties
In the normal course of business, we encounter several significant types of economic risk, including credit risk, market risk and risks associated with exposure to the aviation industry. Credit risk is the risk of a lessee’s inability or unwillingness to make contractually required payments and to fulfill its other contractual obligations. Market risk reflects the change in the value of financings due to changes in interest rate spreads or other market factors, including the value of collateral underlying financings. Risks associated with exposure to the aviation industry include the risk of a downturn in the commercial aviation industry, which could adversely impact lessee ability to make payments, increase the risk of unscheduled lease terminations and depress lease rates and the value of the Company’s flight equipment.
We face significant competition and our business may be adversely affected if market participants change as a result of restructuring or bankruptcies, mergers and acquisitions, or new entities entering or exiting the industry. After a sustained period of relatively low inflation rates, rates of inflation increased significantly during 2022 and 2023, reaching recent historical highs across major economies, including the United States, the European Union, the United Kingdom and other countries, before stabilizing during 2024 and 2025. The increases in tariffs by the United States in the last year, the prospect of potential additional tariffs and retaliatory tariffs and the trade agreements between the United States and certain trading partners in recent months may lead to higher inflation in the future. High rates of inflation may have a number of adverse effects on our business. Inflation may increase the costs of goods, services and labor used in our operations, thereby increasing our expenses. Increased global inflation has contributed to rising interest rates, which may affect our lease revenues, our interest expense, the market value of our interest rate derivatives, and the market value of our flight equipment.
We are exposed to geopolitical, economic and legal risks associated with the international operations of our business and those of our lessees, including many of the economic and political risks associated with emerging markets. We are exposed to concentrated political and economic risks in certain geographical regions in which our lessees are concentrated. The Russian invasion of Ukraine and the impact of resulting sanctions by the United States, the European Union, the United Kingdom and other countries has adversely affected and may continue to affect our business and financial condition, results and cash flows. During the year ended December 31, 2025, we recognized net recoveries related to Ukraine Conflict of $1.5 billion, which primarily included recoveries of $973 million pursuant to the June 11, 2025 judgment from the London Commercial Court in respect of our claim against the insurers under our C&P Policy and the award of $234 million of interest on that judgment, as well as cash insurance settlement proceeds of $280 million pursuant to settlements in respect of the insurance policies of four Russian airlines covering 16 aircraft and one engine lost in Russia. Refer to Note 25—Net (recoveries) charges related to Ukraine Conflict and Note 31—Commitments and contingencies for further details.
The supply of commercial aircraft is dominated by Airbus S.A.S. (“Airbus”) and The Boeing Company (“Boeing”) and there are a limited number of engine manufacturers. There is a risk that disruptions, including supply chain issues, manufacturing and quality control issues, labor strikes, and any financial instability, at any of these manufacturers may affect our revenues, results of operations, net income and operating cash flows, as our ability to deliver new aircraft and engines to our lessees depends on these manufacturers timely fulfilling their contractual delivery obligations to us.